LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LAND USE RIGHTS, NET.
Schedule of land use rights held by the company

	As of December 31,
	2023	2024
	RMB	RMB
Cost	664,272	846,156
Accumulated amortization	(61,769)	(79,943)
Land use rights, net	602,503	766,213

Schedule of carrying value of land use rights pledged by company to secure banking borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights, net	196,195	205,334